Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events

(19)  Subsequent Events

During the period from January 1, 2012 through the date of the Company’s Annual Report on Form 10-K filed on February 22, 2012, the Company:

•	paid down $25,000 on its senior secured revolving line of credit;

•

closed on the sale of a 13,800 square foot single-user retail property for a sales price of $5,800, which resulted in a net gain on sale of $915 and net cash proceeds of $5,702 after customary prorations at closing;

•	transferred the Company’s entire interest in Britomart to the partner in a consolidated joint venture, resulting in the noncontrolling interest holder’s ownership interest being fully redeemed;

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paid a nominal amount to acquire the remaining 13.3% noncontrolling interest in the Lake Mead Crossing joint venture, increasing the Company’s ownership interest in that venture from 86.7% to 100%; and

•

extended the maturity date of the Lake Mead Crossing construction loan from January 2, 2012 to March 27, 2012. Additionally, the terms and conditions of the executed extension permit the Company to pay off the outstanding principal balance for a reduced amount of $45,000 on or prior to March 26, 2012.